Common Stock and Additional Paid in Capital (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 15, 2021	Mar. 26, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2020	Dec. 22, 2020	Dec. 21, 2020	Oct. 26, 2020	Mar. 02, 2020	May 23, 2019	Mar. 25, 2019
Business Acquisition [Line Items]
Reverse stock split		The Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis.
Common stock, shares authorized		750,000	350,000,000		350,000,000	150,000,000		350,000,000	150,000,000			150,000,000	3,000,000,000
Common stock, par value		$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001				$ 0.001
Common stock voting right					Each share of common stock is entitled to one (1) vote.
Number of shares issued, shares					8,062,244
Proceeds from common stock				$ 100,031
Stock issued during period, value, issued for services			$ 138,750	636,448	$ 1,360,784	$ 1,287,437
Shares issued on conversion of debt, shares
Shares issued on conversion of debt				$ 566,555	$ 3,577,005	$ 506,468
Remaining common stock to be issued, shares					8,138,975
Remaining common stock to be issued					$ 1,436,044
Warrants weighted average remaining contractual life					3 years 2 months 12 days	3 years 29 days
Warrants aggregate intrinsic value					$ 9,605,067	$ 108,246
Accounts Payable [Member]
Business Acquisition [Line Items]
Number of share issued for services						32,000
Stock issued during period, value, issued for services						$ 37,760
Conversion of Convertible Debentures and Accrued Interest [Member]
Business Acquisition [Line Items]
Shares issued on conversion of debt, shares					52,937,999
Debt conversion amount					$ 777,872
Conversion of Convertible Debentures Accrued Interest Accounts payable [Member]
Business Acquisition [Line Items]
Shares issued on conversion of debt, shares						407,536
Shares issued on conversion of debt						$ 506,468
Debt conversion amount						$ 180,642
Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued, shares			115,000	191,865	191,865
Proceeds from common stock			$ 60,835		$ 100,031
Number of share issued for services			150,000	320,000	4,303,000	72,295
Stock issued during period, value, issued for services			$ 150	$ 320	$ 1,360,784	$ 72
Shares issued on conversion of debt, shares			8,138,975	1,178,518	52,937,999	407,536
Shares issued on conversion of debt				$ 1,180	$ 52,941	$ 408
Common Stock [Member] | To Satisfy Shares to be Issued [Member]
Business Acquisition [Line Items]
Number of shares issued, shares					16,880,146
Proceeds from common stock					$ 7,521,454
Common Stock [Member] | Share Settled Debt [Member]
Business Acquisition [Line Items]
Number of shares issued, shares			7,118,548		2,363,532
Proceeds from common stock			$ 970,976		$ 214,286
Common Stock [Member] | Pursuant to Share Settled Debt [Member]
Business Acquisition [Line Items]
Number of shares issued, shares					3,264,285
Proceeds from common stock					$ 52,229
Common Stock To Be Issued [Member]
Business Acquisition [Line Items]
Number of shares issued, shares	3,264,285
Stock issued during period, value, issued for services						1,224,000
Shares issued on conversion of debt
Common Stock To Be Issued [Member] | Accounts Payable [Member]
Business Acquisition [Line Items]
Number of share issued for services					4,874,690
Stock issued during period, value, issued for services					$ 1,383,815
Warrant [Member]
Business Acquisition [Line Items]
Number of warrants issued			1,000,000		250,000		3,000,000			1,000,000	2,829,859
Warrants term			3 years		2 years		5 years			3 years	5 years
Warrants exercise price			$ 0.25		$ 1.00		$ 0.50			$ 0.25	$ 0.25
Number of warrants, value			$ 163,998		$ 328,329		$ 768,008			$ 163,998	$ 465,248
Warrants weighted average remaining contractual life			2 years 11 months 12 days
Warrants aggregate intrinsic value			$ 884,697